INCOME TAX - Additional Information (Details)	12 Months Ended
Jun. 30, 2021
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Nanjing Recon Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%
Beijing Bhd Petroleum Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%